Receivables, net	12 Months Ended
Dec. 31, 2011
Receivables, net
Receivables, net

Note 7—Receivables, net

        "Receivables, net" consisted of the following:

	December 31,
($ in millions)	2011	2010
Trade receivables	7,750	7,155
Other receivables	764	776
Allowance	(227)	(215)

	8,287	7,716
Unbilled receivables, net:
Costs and estimated profits in excess of billings	3,503	3,151
Advance payments consumed	(1,017)	(897)

	2,486	2,254

Total	10,773	9,970

        "Trade receivables" in the table above includes contractual retention amounts billed to customers of $381 million and $411 million at December 31, 2011 and 2010, respectively. Management expects that the substantial majority of related contracts will be completed and the substantial majority of the billed amounts retained by the customer will be collected. Of the retention amounts outstanding at December 31, 2011, 73 percent and 23 percent are expected to be collected in 2012 and 2013, respectively. "Other receivables" in the table above consists of value added tax, claims, rental deposits and other non-trade receivables.

        "Costs and estimated profits in excess of billings" in the table above represents revenues earned and recognized for contracts under the percentage-of-completion or completed-contract method of accounting. Management expects that the majority of the amounts will be collected within one year of the respective balance sheet date.

        The reconciliation of changes in the allowance for doubtful accounts is as follows:

($ in millions)	2011	2010	2009
Balance at January 1,	215	312	232
Additions	157	119	195
Deductions	(131)	(216)	(119)
Exchange rate differences	(14)	—	4

Balance at December 31,	227	215	312

        At December 31, 2011, the gross amounts of, and doubtful debt allowance for, trade receivables (excluding those with a contractual maturity of one year or less) and other receivables (excluding tax and other receivables which are not considered to be of a financing nature) were as follows:

	December 31, 2011			December 31, 2010
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Recorded gross amount:
—Individually evaluated for impairment	252	108	360	154	82	236
—Collectively evaluated for impairment	282	129	411	391	71	462

Total	534	237	771	545	153	698

Doubtful debt allowance:
—From individual impairment evaluation	(41)	(5)	(46)	(27)	—	(27)
—From collective impairment evaluation	(9)	—	(9)	(10)	—	(10)

Total	(50)	(5)	(55)	(37)	—	(37)

Recorded net amount	484	232	716	508	153	661

        Changes in the doubtful debt allowance for trade receivables (excluding those with a contractual maturity of one year or less) in 2011 were as follows:

2011
($ in millions)
Trade receivables (excluding those with a contractual maturity of one year or less):
Balance at January 1,	37
Reversal of allowance	(13)
Additions to allowance	36
Amounts written off	(3)
Exchange rate differences	(7)

Balance at December 31,	50

        Changes in the doubtful debt allowance for "Other receivables" in 2011, were not significant.

        The Company has a group-wide policy on the management of credit risk. The policy includes a credit assessment methodology to assess the creditworthiness of customers and assign to those customers a risk category on a scale from "A" (lowest likelihood of loss) to "E" (highest likelihood of loss), as shown in the following table:

Equivalent Standard & Poor's rating
Risk category:
A	AAA to AA-
B	A+ to BBB-
C	BB+ to BB-
D	B+ to CCC-
E	CC+ to D

        Third-party agencies' ratings are considered, if available. For customers where agency ratings are not available, the customer's most recent financial statements, payment history and other relevant information are considered in the assignment to a risk category. Customers are assessed at least annually or more frequently when information on significant changes in the customers' financial position becomes known. In addition to the assignment to a risk category, a credit limit per customer is set.

        The following table shows the credit risk profile, on a gross basis, of trade receivables (excluding those with a contractual maturity of one year or less) and other receivables (excluding tax and other receivables which are not considered to be of a financing nature) based on the internal credit risk categories which are used as a credit quality indicator:

	December 31, 2011			December 31, 2010
($ in millions)	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total	Trade receivables (excluding those with a contractual maturity of one year or less)	Other receivables	Total
Risk category:
A	251	196	447	219	125	344
B	134	18	152	199	5	204
C	122	20	142	87	12	99
D	22	1	23	37	2	39
E	5	2	7	3	9	12

Total gross amount	534	237	771	545	153	698

        The following table shows an aging analysis, on a gross basis, of trade receivables (excluding those with a contractual maturity of one year or less) and other receivables (excluding tax and other receivables which are not considered to be of a financing nature):

	December 31, 2011
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2011(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	73	6	5	49	6	395	534
Other receivables	4	1	1	15	3	213	237

Total gross amount	77	7	6	64	9	608	771

	December 31, 2010
	Past due
($ in millions)	0 - 30 days	30 - 60 days	60 - 90 days	> 90 days and not accruing interest	> 90 days and accruing interest	Not due at December 31, 2010(1)	Total
Trade receivables (excluding those with a contractual maturity of one year or less)	49	7	6	40	9	434	545
Other receivables	1	—	—	18	—	134	153

Total gross amount	50	7	6	58	9	568	698

(1)
Trade receivables (excluding those with a contractual maturity of one year or less) principally represent contractual retention amounts that will become due subsequent to the completion of the long-term contract.